Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Schedule of Related Party Balances and Transactions
	December 31	December 31
Payables to related parties	2021	2020
Key management personnel ("KMP")(a)	$35	$34
Hunter Dickinson Services Inc. ("HDSI")(b)	341	814
Total payables to related parties	$376	$848

Key Management Personnel
Statement [Line Items]
Schedule of Outstanding Balances
Transaction	2021	2020
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$2,882	$2,408
Amounts paid and payable to KMP [2]	2,624	4,525
Bonuses paid to KMP [3]	–	1,216
Interest payable on loans from KMP [4]	–	5
	5,506	8,154
Share-based compensation [5]	1,854	6,207
Total compensation	$7,360	$14,361

Notes to table:

1.	The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through HDSI (refer (b)).

2.

Represents short-term employee benefits, including director’s fees paid to the Group’s independent directors, and salaries paid and payable to the Interim PLP CEO (2020 – included the former PLP CEO) and PMC Chair, PLP EVP, SVPs, VP and Chief of Staff. The SVP Engineering was employed by the Group through a wholly-owned US subsidiary of HDSI ("HDUS") until the end of February 2021. The Group reimbursed HDUS for costs incurred.

3.	In 2020, incentive bonuses were paid to the former PLP CEO, SVP, Corporate Affairs and Chief of Staff.

4.

In January 2020, the Group repaid loans totalling $1,150 advanced by the Group’s Board Chair and CEO pursuant to the Credit Facility (note 8). $9 in interest was paid on the loans of which $5 was accrued in January 2020. The following reconciles loans repaid:

Total loans including interest payable at January 1, 2020	$971
Additional loans provided	183
Interest accrued	5
Loans repaid	(1,159)
Balance December 31, 2020	$–

5.	Consists of the expense recognized for share purchase options issued and/or vesting and the grant of DSUs (note 6(e)) during the respective periods.
Transactions	2021	2020
Services rendered by HDSI:
Technical [1]
Engineering	$735	$904
Environmental	434	245
Socioeconomic	285	486
Other technical services	154	307
	1,608	1,942
General and administrative
Management, consulting, corporate communications, secretarial, financial and administration	3,029	3,011
Shareholder communication	721	614
	3,750	3,625

Total for services rendered	5,358	5,567

Reimbursement of third party expenses
Conferences and travel	49	119
Insurance	71	53
Office supplies and information technology [2]	502	418
Total reimbursed	622	590

Total	$5,980	$6,157